SHARE-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of shares
Outstanding at the beginning | shares	2,005,600
Granted | shares	508,619
Expired | shares	(304)
Exercised | shares	(907,779)
Forfeited | shares	(234,872)
Vested and expect to vested as of December 31, 2021 | shares	1,371,264
Outstanding at the end | shares	1,371,264
Exercisable as of December 31, 2021 | shares	809,499
Weighted average exercise price
Outstanding at the beginning | $ / shares	$ 0.01
Granted | $ / shares	0.01
Expired | $ / shares	0.01
Exercised | $ / shares	0.01
Forfeited | $ / shares	0.01
Vested and expect to vested as of December 31, 2020 | $ / shares	0.01
Outstanding at the end | $ / shares	0.01
Exercisable as of December 31, 2020 | $ / shares	$ 0.01
Weighted remaining contractual years and Aggregate intrinsic value
Weighted remaining contractual years	8 years 2 months 26 days
Vested and expect to vested as of December 31, 2021	8 years 2 months 26 days
Exercisable as of December 31, 2021	7 years 9 months 18 days
Aggregate intrinsic value | $	$ 4,182,355
Vested and expect to vested as of December 31, 2021 | $	4,182,355
Exercisable as of December 31, 2021 | $	$ 2,468,972